Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,799,000
Previously Paid Amount	0.00
Total Fee Amount	1,653.33
Total Offset Amount	0.00
Net Fee	1,653.33
Narrative - Max Aggregate Offering Price	$ 10,799,000
Final Prospectus	true